Eaton Vance

Arizona Municipal Income Fund

April 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.9%

Security	Principal Amount (000’s omitted)	Value
Education — 14.6%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/36	$1,150	$1,323,593
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	170	184,176
Arizona Board of Regents, (Arizona State University), Prerefunded to 7/1/22, 5.00%, 7/1/37	830	915,897
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/38	1,500	1,742,610
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/39(1)	55	58,890
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,630,410
Northern Arizona University, 5.00%, 6/1/38	1,000	1,140,830
Pima County Community College District, 5.00%, 7/1/33	300	362,055
Pima County Community College District, 5.00%, 7/1/35	720	863,453

		$8,221,914

Electric Utilities — 9.2%
Mesa, Utility Systems Revenue, 4.00%, 7/1/31	$1,160	$1,279,851
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,500	1,562,250
Pinal County Electrical District No. 3, 5.00%, 7/1/33	1,000	1,165,580
Salt River Project Agricultural Improvement and Power District, 5.00%, 1/1/35	1,000	1,212,920

		$5,220,601

Escrowed/Prerefunded — 1.4%
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	$270	$276,442
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	302,251
Kyrene Elementary School District No. 28, Maricopa County, Prerefunded to 7/1/23, 5.50%, 7/1/30	200	231,120

		$809,813

General Obligations — 9.3%
Chandler Unified School District No. 80, 4.00%, 7/1/33	$225	$245,246
Maricopa County Community College District, Prerefunded to 7/1/19, 3.00%, 7/1/23	785	786,829
Scottsdale Unified School District No. 48, 5.00%, 7/1/31	750	905,407
Tempe, 5.00%, 7/1/30	1,000	1,244,210
Tempe, 5.375%, 7/1/21	1,600	1,696,704
Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	383,737

		$5,262,133

Hospital — 14.0%
Arizona Health Facilities Authority, (Banner Health), (LOC: MUFG Union Bank, N.A.), 2.30%, 1/1/46(2)	$2,750	$2,750,000
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	1,665	1,839,658
Maricopa County Industrial Development Authority, (Banner Health), 5.00%, 1/1/38	1,000	1,162,090
Maricopa County Industrial Development Authority, (HonorHealth), 5.00%, 9/1/32	400	472,960
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	553,830
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,114,252

		$7,892,790

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Security	Principal Amount (000’s omitted)	Value
Housing — 1.0%
Phoenix Industrial Development Authority, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$565,445

		$565,445

Industrial Development Revenue — 1.6%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$877,421

		$877,421

Insured-Electric Utilities — 2.6%
Mesa, Utility Systems Revenue, (NPFG), 5.00%, 7/1/23	$430	$487,728
Mesa, Utility Systems Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	120	136,007
Mesa, Utility Systems Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	510,025
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	347,123

		$1,480,883

Insured-General Obligations — 10.0%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,383,660
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,174,176
Sun City Fire District, (AGM), 4.00%, 1/1/37	1,000	1,095,600

		$5,653,436

Insured-Lease Revenue/Certificates of Participation — 4.0%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,273,091

		$2,273,091

Insured-Special Tax Revenue — 2.6%
Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$1,452,138

		$1,452,138

Other Revenue — 2.2%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,261,020

		$1,261,020

Senior Living/Life Care — 1.4%
Glendale Industrial Development Authority, (Terraces of Phoenix), 4.00%, 7/1/28	$225	$228,245
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	230	242,781
Tempe Industrial Development Authority, (Mirabella at ASU), 6.00%, 10/1/37(1)	300	333,438

		$804,464

Special Tax Revenue — 8.2%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,067,270
Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,000	1,094,290
Queen Creek, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,386,804
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	625	679,712
Tempe, Transit Excise Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/37	375	413,198

		$4,641,274

Transportation — 6.0%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,137,820
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,226,080

		$3,363,900

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Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 9.8%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$1,743,060
Gilbert Water Resources Municipal Property Corp., 4.00%, 7/1/36	750	813,472
Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	1,500	1,703,100
Tucson, Water System Revenue, 5.00%, 7/1/32	545	656,605
Tucson, Water System Revenue, 5.00%, 7/1/35	530	631,686

		$5,547,923

Total Tax-Exempt Investments — 97.9% (identified cost $51,754,084)		$55,328,246

Other Assets, Less Liabilities — 2.1%		$1,208,605

Net Assets — 100.0%		$56,536,851

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2019, 19.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 6.8% to 12.8% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $392,328 or 0.7% of the Fund’s net assets.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2019.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	20	Short	6/19/19	$(2,949,375)	$(28,441)

					$(28,441)

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

At April 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

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The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $28,441.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$55,328,246	$—	$55,328,246
Total Investments	$—	$55,328,246	$—	$55,328,246

Liability Description
Futures Contracts	$(28,441)	$—	$—	$(28,441)
Total	$(28,441)	$—	$—	$(28,441)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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